Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		$ 6,193,706	$ 5,844,909	[1]	$ 5,885,887	[2]
Total equity securities		15,801	31,576		32,830
Total securities		6,193,706	5,844,909		5,885,887
Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale	[3]		527,099		373,254
Mutual Funds and Common Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale	[4]				17,416
Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		15,801	16,083
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		6,177,905	5,813,333		5,853,057
Total equity securities		15,801	31,576		32,830
Total securities		6,193,706	5,844,909		5,885,887
Fair Value, Measurements, Recurring | Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities			15,493		15,414
Fair Value, Measurements, Recurring | Mutual Funds and Common Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities			16,083		17,416
Fair Value, Measurements, Recurring | Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities		15,801	16,083
Fair Value, Measurements, Recurring | Mortgage-Related Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		3,195,588	3,038,325		3,353,735
Fair Value, Measurements, Recurring | Mortgage-Related Securities | GSE Certificates
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		1,209,318	1,209,610		1,552,623
Fair Value, Measurements, Recurring | Mortgage-Related Securities | GSE CMOs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		1,986,270	1,828,715		1,801,112
Fair Value, Measurements, Recurring | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		2,982,317	2,775,008		2,499,322
Fair Value, Measurements, Recurring | Other Securities | U. S. Treasury Obligations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		64,998	64,985		41,839
Fair Value, Measurements, Recurring | Other Securities | GSE Debentures
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		1,368,341	1,158,302		1,094,240
Fair Value, Measurements, Recurring | Other Securities | Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		520,773	527,099		373,254
Fair Value, Measurements, Recurring | Other Securities | Municipal Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		26,011	26,311		26,892
Fair Value, Measurements, Recurring | Other Securities | Corporate Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		882,070	882,226		867,182
Fair Value, Measurements, Recurring | Other Securities | Foreign Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		25,993	25,538
Fair Value, Measurements, Recurring | Other Securities | Capital Trust Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		94,131	90,547		95,915
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		64,998	64,985		41,839
Total equity securities			15,493		15,414
Total securities		64,998	80,478		57,253
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Preferred Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities			15,493		15,414
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual Funds and Common Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities					17,416
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		64,998	64,985		41,839
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Securities | U. S. Treasury Obligations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		64,998	64,985		41,839
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		6,112,907	5,748,348		5,811,218
Total equity securities		15,801	16,083		17,416
Total securities		6,128,708	5,764,431		5,828,634
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mutual Funds and Common Stock
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities			16,083
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mutual Funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total equity securities		15,801	16,083
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-Related Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		3,195,588	3,038,325		3,353,735
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-Related Securities | GSE Certificates
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		1,209,318	1,209,610		1,552,623
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-Related Securities | GSE CMOs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		1,986,270	1,828,715		1,801,112
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		2,917,319	2,710,023		2,457,483
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities | GSE Debentures
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		1,368,341	1,158,302		1,094,240
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities | Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		520,773	527,099		373,254
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities | Municipal Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		26,011	26,311		26,892
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities | Corporate Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		882,070	882,226		867,182
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities | Foreign Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		25,993	25,538
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other Securities | Capital Trust Notes
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Securities available for sale		$ 94,131	$ 90,547		$ 95,915

[1]	Excludes accrued interest receivable of $14.9 million included in other assets in the Consolidated Statements of Condition.
[2]	Excludes accrued interest receivable of $24.4 million included in other assets in the Consolidated Statements of Condition.
[3]	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
[4]	Primarily consists of mutual funds that are CRA-qualified investments.